Related party (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 25, 2019	Nov. 29, 2016	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expenses			$ 10,302	$ 10,301		$ 20,490	$ 20,238		$ 41,432	$ 40,753
Amortized discount									1,860,096	1,763,024
Profit Share liability description						The discounted cash flow model assumptions used at June 30, 2021 to calculate the Profit Share liability included: estimated term of sixteen years with between $100,000 to $350,000 paid quarterly starting in February 2024
Unamortized balance of discount						$ 2,139,618			3,260,647	5,243,033
Debt issuance costs			140,668			140,668
Proceeds from issuance of equity securities						12,000,000.0
Remaining debt discount						1,314,760	981,462	$ 1,974,080	1,752,639	1,752,639
Secured Note [Member]
Principal outstanding on notes		$ 9,646,686	271,686			$ 271,686			$ 271,686	271,686
Maturity Date		Dec. 15, 2018				Aug. 25, 2022			Aug. 25, 2022
Interest rate						15.00%			15.00%
Debt Repayment Agreement [Member]
Profit share valuation						$ 2,305,308
Profit share valuation adjusted						4,026,567
AC Midwest Unsecured Note [Member] | AC Midwest [Member]
Principal outstanding on notes	$ 13,154,931	$ 13,000,000	6,577,465			$ 6,577,465
Percentages of remaining outstanding principal balance						50.00%
Percentages of aggregate outstanding principal balance						50.00%
AC Midwest Unsecured Note [Member]
Principal outstanding on notes	$ 13,154,931	$ 13,000,000
Net licensing revenue					$ 3,500,000
Maturity Date	Aug. 25, 2022	Dec. 15, 2020
Repayment of debt description						In connection with the New AC Midwest Unsecured Note the Company shall pay the principal outstanding, as well as the Profit Share, in an amount equal to 60.0% of Net Litigation Proceeds until such time as any litigation funder has been paid in full and, thereafter, in an amount equal to 75.0% of such Net Litigation Proceeds until the Unsecured Note and Profit Share have been paid in full. In addition, and within 30 days following the end of each fiscal quarter			In connection with the New AC Midwest Unsecured Note the Company shall pay the principal outstanding, as well as the Profit Share, in an amount equal to 60.0% of Net Litigation Proceeds until such time as any litigation funder has been paid in full and, thereafter, in an amount equal to 75.0% of such Net Litigation Proceeds until the Unsecured Note and Profit Share have been paid in full. In addition, and within 30 days following the end of each fiscal quarter
AC Midwest Subordinated Note [Member]
Interest expenses			985,777			$ 980,360
Remaining debt discount						1,070,819			$ 1,070,819
Discount on debentures			6,916,687			6,916,687			6,916,687
Related party debt restructuring resulting in capital contribution						$ 3,412,204			$ 3,412,204
Market rate of interest						21.00%			21.00%
David M. Kaye [Member]
Related party debt			$ 206,250			$ 206,250			$ 168,750	43,750
MEEC [Member]
Interest rate						21.00%			21.00%
Fair Value of sharing profit						$ 1,954,383			$ 1,954,383
Estimated time of profit sharing									16 years
Yearly payment description									between $100,000 to $350,000 paid quarterly after the first three years
Kaye Cooper Kay & Rosenberg, LLP [Member]
Legal services expense						$ 137,500	$ 100,000		$ 175,275	$ 329,729